Other Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

6. OTHER INTANGIBLE ASSETS, NET

During the year ended December 31, 2024, the Company did not sequence any FFPE blocks and therefore did not capitalize any sequenced data as other intangible assets. The Company licenses to its customers, at an additional cost, the sequenced data associated with the sequenced FFPE blocks with the sale of said FFPE blocks. The sequenced data is also organized to form a database of research content that is available for sale to the Company’s customers through a subscription model.

During the six months ended June 30, 2025, the Company did not sequence any FFPE blocks and therefore did not capitalize any sequenced data as other intangible assets. The Company recognized $95,777 of amortization expense associated with the capitalized sequenced data during the six months ended June 30, 2025 and 2024. Accumulated amortization associated with the capitalized sequenced data was $336,852 as of June 30, 2025 and $241,075 as of December 31, 2024.

6.	OTHER INTANGIBLE ASSETS, NET

During the year ended December 31, 2023, the Company $957,775 capitalized of sequenced data procured from a third-party sequencer as other intangible assets. The sequenced data is generated from sequencing of FFPE blocks. The Company licenses to its customers, at an additional cost, the sequenced data associated with the sequenced FFPE blocks with the sale of said FFPE blocks. The sequenced data is also organized to form a database of research content that is available for sale to the Company’s customers through a subscription model.

During the year ended December 31, 2024, the Company did not sequence any FFPE blocks and therefore did not capitalize any sequenced data as other intangible assets. The Company recognized $191,555 and $49,520 of amortization expense associated with the capitalized sequenced data during the years ended December 31, 2024 and 2023, respectively. Accumulated amortization associated with the capitalized sequenced data as of December 31, 2024 and 2023 was $241,075 and $49,520, respectively.